Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Property, Plant And Equipment

11. Property, plant and equipment

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Cost

01-01-2022	90,327,213	790,491,955	212,494,986	23,384,259	69,767,590	36,549,894	1,223,015,897
Additions	36,254,648	11,282	-	-	3,155,466	747,715	40,169,111	(2)
Transfers	128,820	3,182,178	-	-	(3,348,632)	22,911	(14,723	)(1)
Disposals	-	(3,012,371)	-	-	-	(166,208)	(3,178,579)
12-31-2022	126,710,681	790,673,044	212,494,986	23,384,259	69,574,424	37,154,312	1,259,991,706

Additions	67,571,064	70,465,725	201,382	-	15,447,919	2,137,433	155,823,523	(3)
Transfers	(440)	10,745,301	(2,214)	-	2,450,732	23,898	13,217,277	(4)
Disposals	-	(10,687,336)	-	-	(8,247)	(47,580)	(10,743,163)
12-31-2023	194,281,305	861,196,734	212,694,154	23,384,259	87,464,828	39,268,063	1,418,289,343

	Lands and buildings	Electric power facilities and other equipment	Wind turbines	Gas turbines	Construction in progress	Other	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Depreciation and impairment

01-01-2022	19,999,599	431,400,614	24,585,660	13,622,448	33,891,012	28,474,524	551,973,857
Depreciation for the year	2,938,589	33,632,001	10,703,959	-	-	964,065	48,238,614
Disposals and impairment	3,694,475	19,657,269	19,669,727	-	-	436,095	43,457,566
12-31-2022	26,632,663	484,689,884	54,959,346	13,622,448	33,891,012	29,874,684	643,670,037

Depreciation for the year	5,198,104	47,759,020	9,623,914	-	-	1,491,475	64,072,513
Disposals and (impairment reversal) / impairment, net	(6,433,114)	(27,623,796)	(18,540,652)	(6,135,872)	9,849,420	497,186	(48,386,828)
12-31-2023	25,397,653	504,825,108	46,042,608	7,486,576	43,740,432	31,863,345	659,355,722

Net book value:
12-31-2023	168,883,652	356,371,626	166,651,546	15,897,683	43,724,396	7,404,718	758,933,621
12-31-2022	100,078,018	305,983,160	157,535,640	9,761,811	35,683,412	7,279,628	616,321,669

(1)	Transferred to intangible assets related to transmission lines and electrical substation that were transferred to electric energy transport companies.
(2)	Includes 36,457,318, that were added to the Company’s equity as a result of the business combination that occurred on December 27, 2022 (see Note 2.2.20).
(3)	Includes 101,629,848 that were added to the Company’s equity through the business combinations occurred during 2023 that are described in Note 2.2.20.
(4)	Transferred from inventories.